Related Party Transactions and Balances - Schedule of Transactions with Related Parties (Details) - Related Party [Member] - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Sales of products to related parties		$ 2,224,525	$ 169,344	$ 2,117,685
Purchase of products from related parties		4,876,171	16,832	38,630
Service fees charged by related parties		555,888	32,753	178,635
Payment of dividends		57,672	57,477	6,946,154
Net settlement of due from related parties	[1]	9,181,726	1,335,008
Net settlement of due to related parties	[1]	9,181,726	1,335,008
Mimosa HK [Member]
Related Party Transaction [Line Items]
Sales of products to related parties		1,827,295
Skinist Global [Member]
Related Party Transaction [Line Items]
Sales of products to related parties		331,439	169,344	24,101
Net settlement of due from related parties	[1]	393,892
Net settlement of due to related parties	[1]	2,230,660
Teng Xin [Member]
Related Party Transaction [Line Items]
Sales of products to related parties		65,791
Net settlement of due from related parties	[1]	73,269
Net settlement of due to related parties	[1]	1,335,008
Merit Zone [Member]
Related Party Transaction [Line Items]
Sales of products to related parties				2,093,584
Youshan [Member]
Related Party Transaction [Line Items]
Purchase of products from related parties		3,530,277
Service fees charged by related parties		555,888		1,136
Net settlement of due from related parties	[1]	830,779
Jingqi [Member]
Related Party Transaction [Line Items]
Purchase of products from related parties		790,006
Rental expenses charged by related parties	[2]			144,677
Service fees charged by related parties			32,753	93,380
Skinist Shanghai [Member]
Related Party Transaction [Line Items]
Purchase of products from related parties			16,832	38,630
Net settlement of due to related parties	[1]	198,650
Jingrong [Member]
Related Party Transaction [Line Items]
Service fees charged by related parties				84,119
Mr. Zhu Jian [Member]
Related Party Transaction [Line Items]
Payment of dividends		19,224	19,159	4,880,109
Net settlement of due from related parties	[1]	307,422
Net settlement of due to related parties	[1]	307,422
Mr. Wang Jun [Member]
Related Party Transaction [Line Items]
Payment of dividends		19,224	19,159	2,046,889
Mr. Tang Jing [Member]
Related Party Transaction [Line Items]
Payment of dividends		19,224	19,159	19,156
Net settlement of due from related parties	[1]	1,408,354
Jian Tong [Member]
Related Party Transaction [Line Items]
Net settlement of due from related parties	[1]	2,855,068
Net settlement of due to related parties	[1]	2,188,862
Ying Tian [Member]
Related Party Transaction [Line Items]
Net settlement of due from related parties	[1]	1,883,742
Shi Lin [Member]
Related Party Transaction [Line Items]
Net settlement of due from related parties	[1]	1,292,201	1,335,008
Net settlement of due to related parties	[1]	1,292,201
Mr. Wang Jixiang [Member]
Related Party Transaction [Line Items]
Net settlement of due from related parties	[1]	136,999
Net settlement of due to related parties	[1]	136,999
Li Bo [Member]
Related Party Transaction [Line Items]
Net settlement of due to related parties	[1]	923,376
Zhi Mei Si [Member]
Related Party Transaction [Line Items]
Net settlement of due to related parties	[1]	568,548
Teng Xin One [Member]
Related Party Transaction [Line Items]
Net settlement of due to related parties	[1]		$ 1,335,008

[1]	In December 2023, the Company, Shi Lin and Teng Xin entered into a three-party settlement agreement, pursuant to which all parties agreed that the Company’s receivables of $1,335,008 due from Shi Lin was net off against the Company’s payables of $1,335,008 due to Teng Xin.
[2]	In February 2020, the Company entered into an office sub-lease agreement with Jingqi, pursuant to which the Company leased an office from Jingqi for a period of 3 years through February 2023. The Company early terminated the office sub-lease agreement in December 2022. Jingqi charges the Company a monthly rental fee of approximately $12,056 and a monthly property management fee of approximately $2,007.